Income Tax Expense - Schedule of Taxable Temporary Differences on Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Deferred Tax Asset [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	$ 151,357
Resource pools	101,253
Other	4,058
Within one year [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other
One to Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other	3,827
After Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	151,357
Resource pools
Other
No Expiry Date [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools	101,253
Other	$ 231